Note 1 - Summary of Significant Accounting Policies - Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Certificates of deposit	$ 106	$ 122
Total assets	106	122
Warrant liabilities	5,307	509
Long term derivative liability		2,348
Total liabilities	13,429	2,857
Short term derivative liability	8,122
Fair Value, Inputs, Level 1 [Member]
Certificates of deposit	106	122
Total assets	106	122
Warrant liabilities
Long term derivative liability
Total liabilities
Short term derivative liability
Fair Value, Inputs, Level 2 [Member]
Certificates of deposit
Total assets
Warrant liabilities
Long term derivative liability
Total liabilities
Short term derivative liability
Fair Value, Inputs, Level 3 [Member]
Certificates of deposit
Total assets
Warrant liabilities	5,307	509
Long term derivative liability		2,348
Total liabilities	13,429	$ 2,857
Short term derivative liability	$ 8,122